CONVERTIBLE NON-CONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2023
CONVERTIBLE NON-CONTROLLING INTERESTS
Schedule of convertible non controlling interest

	As at December 31
	2022	2023	2023
	RMB	RMB	US$
Balance at beginning of the year	191,865	191,865	27,024
Balance at end of the year	191,865	191,865	27,024